Vanguard® Explorer™ Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.8%)
Communication Services (3.4%)
*	Live Nation Entertainment Inc.	1,059,380	116,013
*	Ziff Davis Inc.	856,774	90,013
	New York Times Co. Class A	1,813,814	72,607
*	Cinemark Holdings Inc.	3,792,861	57,272
*	Take-Two Interactive Software Inc.	317,144	51,802
*	Bandwidth Inc. Class A	788,713	49,381
*	Cargurus Inc.	1,257,209	40,105
*	Cardlytics Inc.	567,150	38,056
*	IAC/InterActiveCorp.	242,443	33,103
*	ZipRecruiter Inc. Class A	1,507,592	32,700
	Electronic Arts Inc.	236,116	31,323
	Warner Music Group Corp. Class A	730,951	31,065
*	Match Group Inc.	262,641	29,600
*	Yelp Inc. Class A	407,578	14,078
*	Iridium Communications Inc.	299,022	10,729
*	Roku Inc.	51,772	8,493
*	TechTarget Inc.	99,593	8,260
*	Playtika Holding Corp.	444,723	7,574
	Nexstar Media Group Inc. Class A	39,797	6,582
*	Vimeo Inc.	333,899	4,892
	Sinclair Broadcast Group Inc. Class A	137,403	3,776
*	Clear Channel Outdoor Holdings Inc.	869,038	2,659
*	Skillz Inc. Class A	493,179	2,372
*,1	Gogo Inc.	152,542	1,899
*	AMC Networks Inc. Class A	18,335	782
*	EverQuote Inc. Class A	47,437	781
*	IDT Corp. Class B	19,546	733
*	Globalstar Inc.	581,659	622
			747,272
Consumer Discretionary (13.0%)
*	Burlington Stores Inc.	647,377	153,383
*,2	Houghton Mifflin Harcourt Co.	6,421,500	115,651
*	Under Armour Inc. Class C	6,355,040	101,617
*	Skyline Champion Corp.	1,492,810	100,526
	Steven Madden Ltd.	2,348,290	96,609
	Wingstop Inc.	614,163	94,120
*	Skechers USA Inc. Class A	2,179,817	91,552
*	Ollie's Bargain Outlet Holdings Inc.	1,902,119	91,188
*	frontdoor Inc.	2,385,942	86,610
	Carter's Inc.	885,205	82,430
*	Sally Beauty Holdings Inc.	4,773,796	81,966
	Levi Strauss & Co. Class A	3,333,950	73,114

		Shares	Market Value ($000)
*	Five Below Inc.	438,796	71,963
	Hanesbrands Inc.	4,199,678	67,615
*	Farfetch Ltd. Class A	2,974,745	64,582
*	Leslie's Inc.	3,015,124	62,805
*	Etsy Inc.	352,305	55,340
	Acushnet Holdings Corp.	1,079,647	50,419
*	Floor & Decor Holdings Inc. Class A	433,605	47,142
*	Grand Canyon Education Inc.	560,264	46,883
*	Dollar Tree Inc.	325,649	42,732
	Papa John's International Inc.	341,103	42,109
*	Deckers Outdoor Corp.	129,448	41,453
*	Ulta Beauty Inc.	109,644	39,882
*	Revolve Group Inc.	804,041	39,655
	Pool Corp.	82,680	39,376
	La-Z-Boy Inc.	1,069,225	39,251
*	Petco Health & Wellness Co. Inc. Class A	2,082,802	39,053
*	RealReal Inc.	4,126,480	38,995
*	Callaway Golf Co.	1,626,472	38,808
*	2U Inc.	2,261,100	36,494
*	National Vision Holdings Inc.	855,968	34,992
	Domino's Pizza Inc.	65,310	29,693
	Shutterstock Inc.	271,647	26,342
	Garmin Ltd.	203,915	25,371
	Ralph Lauren Corp. Class A	213,688	23,685
	Churchill Downs Inc.	110,658	23,271
*	Canada Goose Holdings Inc.	708,622	21,762
*,1	Chewy Inc. Class A	455,129	21,669
*	Bright Horizons Family Solutions Inc.	167,797	21,547
*	Vroom Inc.	2,610,301	20,935
	Williams-Sonoma Inc.	123,852	19,883
*	Boyd Gaming Corp.	324,195	19,277
	Tapestry Inc.	483,074	18,333
	Polaris Inc.	152,984	17,224
*,1	Arrival SA	4,385,123	17,146
*	Chegg Inc.	622,939	16,489
	Texas Roadhouse Inc. Class A	193,016	16,482
	Signet Jewelers Ltd.	186,120	16,030
*	Fox Factory Holding Corp.	119,737	15,933
*	Sportradar Holding AG Class A	1,170,208	15,681
*	Six Flags Entertainment Corp.	359,255	14,187
*	Tri Pointe Homes Inc.	562,345	13,389
	Tempur Sealy International Inc.	332,251	13,227
*	Dave & Buster's Entertainment Inc.	357,958	12,811
*	Scientific Games Corp. Class A	218,298	12,596
*	Coursera Inc.	617,730	12,546
*	Crocs Inc.	121,548	12,473
*	Abercrombie & Fitch Co. Class A	291,571	11,371
*	SeaWorld Entertainment Inc.	158,425	9,439
	Wendy's Co.	404,144	9,307
	Winnebago Industries Inc.	141,605	9,136
*	Everi Holdings Inc.	430,259	8,506
	Columbia Sportswear Co.	87,639	8,139
	PulteGroup Inc.	148,276	7,813
*	Urban Outfitters Inc.	259,633	7,457
*	XPEL Inc.	118,446	7,386
*	Gentherm Inc.	84,256	7,363
*,1	GameStop Corp. Class A	67,290	7,330
*	Tenneco Inc. Class A	692,813	7,275

		Shares	Market Value ($000)
*	Overstock.com Inc.	141,553	6,786
*	Brinker International Inc.	199,616	6,629
	Buckle Inc.	172,207	6,482
	Brunswick Corp.	71,083	6,454
	Oxford Industries Inc.	76,606	6,312
	Dine Brands Global Inc.	92,115	6,250
	Caleres Inc.	259,116	6,214
*	Sleep Number Corp.	85,206	6,092
	H&R Block Inc.	263,245	6,018
*	Children's Place Inc.	82,603	5,844
*	Boot Barn Holdings Inc.	60,291	5,545
	Hibbett Inc.	88,082	5,430
	Shoe Carnival Inc.	151,190	5,165
*	Master Craft Boat Holdings Inc.	194,458	4,945
*	American Axle & Manufacturing Holdings Inc.	570,001	4,640
	Toll Brothers Inc.	69,361	4,090
*	Ruth's Hospitality Group Inc.	200,816	4,022
*	Perdoceo Education Corp.	354,118	3,902
*	YETI Holdings Inc.	58,634	3,845
*	Asbury Automotive Group Inc.	20,522	3,303
	Jack in the Box Inc.	36,156	3,292
*	Cavco Industries Inc.	11,828	3,187
*	Stitch Fix Inc. Class A	181,378	2,980
*	Citi Trends Inc.	60,959	2,970
*	MarineMax Inc.	62,748	2,953
	Patrick Industries Inc.	42,025	2,706
	Century Communities Inc.	40,327	2,656
*	WW International Inc.	194,142	2,446
	Standard Motor Products Inc.	49,905	2,389
*	Academy Sports & Outdoors Inc.	54,150	2,106
	Wolverine World Wide Inc.	77,576	2,055
*	Party City Holdco Inc.	415,542	1,965
*	Golden Entertainment Inc.	39,284	1,767
	Carriage Services Inc. Class A	31,633	1,592
*	Lumber Liquidators Holdings Inc.	100,963	1,458
*	Neogames SA	59,624	1,411
*,1	Torrid Holdings Inc.	151,156	1,391
*	Dorman Products Inc.	13,820	1,294
	Red Rock Resorts Inc. Class A	27,540	1,226
*	RH	2,820	1,136
*	Vivint Smart Home Inc.	152,159	1,096
*	Chico's FAS Inc.	227,000	1,069
*	Funko Inc. Class A	61,166	1,057
*	Kirkland's Inc.	62,036	1,050
*	Red Robin Gourmet Burgers Inc.	67,430	995
	Vail Resorts Inc.	3,554	985
*	Bloomin' Brands Inc.	46,906	954
*	Quotient Technology Inc.	120,834	859
	Aaron's Co. Inc.	37,036	784
*	Malibu Boats Inc. Class A	9,402	617
*	QuantumScape Corp. Class A	32,582	544
			2,847,777
Consumer Staples (3.0%)
*	Performance Food Group Co.	3,402,079	143,534
	Nu Skin Enterprises Inc. Class A	2,136,906	102,978
*	BJ's Wholesale Club Holdings Inc.	1,666,239	102,424
*	Nomad Foods Ltd.	3,504,711	90,422
	Casey's General Stores Inc.	266,643	50,078

		Shares	Market Value ($000)
	MGP Ingredients Inc.	604,651	45,748
	Coca-Cola Consolidated Inc.	41,493	23,775
*	Olaplex Holdings Inc.	888,230	19,399
*	Herbalife Nutrition Ltd.	341,214	14,505
*	BellRing Brands Inc. Class A	528,523	12,875
	Medifast Inc.	50,241	9,983
*	Darling Ingredients Inc.	154,373	9,844
*	Celsius Holdings Inc.	175,605	8,382
	Vector Group Ltd.	689,663	7,662
*	Pilgrim's Pride Corp.	237,776	6,651
	John B Sanfilippo & Son Inc.	67,616	5,348
*	USANA Health Sciences Inc.	49,637	4,744
*	United Natural Foods Inc.	103,726	4,023
	Lamb Weston Holdings Inc.	26,121	1,677
	Albertsons Cos. Inc. Class A	48,316	1,360
	Turning Point Brands Inc.	31,360	1,105
	National Beverage Corp.	16,798	750
			667,267
Energy (1.7%)
*	Whiting Petroleum Corp.	1,229,387	91,282
	Magnolia Oil & Gas Corp. Class A	3,501,086	75,728
	Viper Energy Partners LP	2,049,187	55,410
*	ChampionX Corp.	1,872,698	41,948
	Pioneer Natural Resources Co.	103,134	22,575
	Coterra Energy Inc.	823,305	18,030
	Ovintiv Inc. (XNYS)	446,849	17,338
	Diamondback Energy Inc.	94,017	11,861
*	Southwestern Energy Co.	2,583,787	11,369
	Texas Pacific Land Corp.	7,890	8,482
*	Kosmos Energy Ltd.	1,451,245	6,284
*	Laredo Petroleum Inc.	88,890	5,970
*	Denbury Inc.	74,711	5,614
*	Callon Petroleum Co.	97,346	4,813
	Matador Resources Co.	91,367	4,090
*	Talos Energy Inc.	247,313	2,631
*	Par Pacific Holdings Inc.	42,235	596
			384,021
Financials (8.4%)
	LPL Financial Holdings Inc.	917,487	158,101
	Western Alliance Bancorp	1,389,242	137,799
	Synovus Financial Corp.	2,698,050	134,255
	Assured Guaranty Ltd.	1,979,361	105,480
	Voya Financial Inc.	1,419,245	96,452
	Webster Financial Corp.	1,686,269	95,797
	American Financial Group Inc.	685,638	89,325
	Assurant Inc.	581,239	88,645
	Prosperity Bancshares Inc.	1,189,799	87,153
	Tradeweb Markets Inc. Class A	1,015,257	86,063
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,874,077	77,737
	Valley National Bancorp	5,431,923	75,612
	Houlihan Lokey Inc. Class A	666,420	70,827
*	SVB Financial Group	110,265	64,384
	MGIC Investment Corp.	3,013,389	45,743
*	PRA Group Inc.	956,062	44,457
*	Silvergate Capital Corp. Class A	353,592	38,096
*	PROG Holdings Inc.	877,263	34,924
	MarketAxess Holdings Inc.	97,432	33,563

		Shares	Market Value ($000)
	WisdomTree Investments Inc.	4,896,168	27,468
	Piper Sandler Cos.	151,126	23,307
*	Ryan Specialty Group Holdings Inc. Class A	606,654	22,695
*	Palomar Holdings Inc.	410,848	21,672
	Bank OZK	454,598	21,298
	Primerica Inc.	132,178	20,400
	SLM Corp.	1,017,506	18,661
	Moelis & Co. Class A	308,966	17,447
	Kinsale Capital Group Inc.	73,193	14,662
	Virtus Investment Partners Inc.	55,600	14,549
*	Enova International Inc.	277,951	11,196
	Walker & Dunlop Inc.	80,780	10,696
	Sterling Bancorp	400,000	10,516
*	Credit Acceptance Corp.	15,975	8,620
*	Upstart Holdings Inc.	61,710	6,727
	Cowen Inc. Class A	210,668	6,674
	StepStone Group Inc. Class A	133,987	4,691
*	Texas Capital Bancshares Inc.	70,294	4,407
	Brown & Brown Inc.	64,806	4,295
	Universal Insurance Holdings Inc.	206,778	3,565
	Pacific Premier Bancorp Inc.	90,003	3,443
*	Donnelley Financial Solutions Inc.	72,973	2,716
*	Open Lending Corp. Class A	95,299	1,810
	PJT Partners Inc. Class A	19,739	1,368
	FactSet Research Systems Inc.	3,034	1,280
*	Atlanticus Holdings Corp.	12,544	807
	UWM Holdings Corp.	123,307	638
			1,850,021
Health Care (18.8%)
*	ICON plc	861,751	228,984
*	Molina Healthcare Inc.	467,363	135,760
*	Omnicell Inc.	870,020	130,625
*	Charles River Laboratories International Inc.	347,232	114,503
*	Acadia Healthcare Co. Inc.	2,081,623	109,597
*	Insulet Corp.	402,427	99,802
	STERIS plc	394,101	88,436
*	Avantor Inc.	2,341,931	87,424
*	ABIOMED Inc.	293,141	86,732
	Bio-Techne Corp.	228,193	85,894
*	Catalent Inc.	818,984	85,117
*	Glaukos Corp.	1,485,927	79,111
*	LHC Group Inc.	611,024	75,828
*	Hologic Inc.	1,079,326	75,812
*	Globus Medical Inc. Class A	1,117,571	74,576
*	Amedisys Inc.	540,937	73,081
*	Penumbra Inc.	321,791	72,728
*	Repligen Corp.	355,878	70,585
*	HealthEquity Inc.	1,194,668	63,843
*	Tandem Diabetes Care Inc.	532,268	62,866
*	Horizon Therapeutics plc	669,904	62,522
*	Haemonetics Corp.	1,265,338	61,179
*	Veracyte Inc.	1,877,537	57,096
*	Myriad Genetics Inc.	2,139,603	56,250
*	Merit Medical Systems Inc.	1,001,223	55,518
*	Syneos Health Inc.	604,773	54,768
*	Ultragenyx Pharmaceutical Inc.	751,380	52,544
*	Arena Pharmaceuticals Inc.	526,953	48,469
*	IDEXX Laboratories Inc.	93,215	47,288

		Shares	Market Value ($000)
*	AMN Healthcare Services Inc.	464,266	47,049
*	Integra LifeSciences Holdings Corp.	690,369	44,694
*	Apellis Pharmaceuticals Inc.	1,048,645	42,229
*	Biohaven Pharmaceutical Holding Co. Ltd.	314,414	41,776
*	Maravai LifeSciences Holdings Inc. Class A	1,438,138	41,591
*	DexCom Inc.	94,898	40,852
*	Exelixis Inc.	2,235,637	40,465
	ResMed Inc.	171,664	39,242
*	Mettler-Toledo International Inc.	25,875	38,106
*	Quidel Corp.	365,417	37,769
*	Ascendis Pharma A/S ADR	304,261	37,010
*	Henry Schein Inc.	466,404	35,120
*	Pacira BioSciences Inc.	557,637	35,003
*	CareDx Inc.	812,338	33,956
*	Kodiak Sciences Inc.	574,758	33,738
*	Mirati Therapeutics Inc.	253,505	30,243
*	Neogen Corp.	792,927	28,918
*	Sotera Health Co.	1,332,828	28,669
*	iRhythm Technologies Inc.	218,034	27,217
	Bruker Corp.	394,652	26,284
*	Ligand Pharmaceuticals Inc.	203,738	25,392
*	Supernus Pharmaceuticals Inc.	810,645	25,008
*	Halozyme Therapeutics Inc.	666,081	23,053
*	Stevanato Group SPA	1,316,623	22,870
	Chemed Corp.	48,255	22,627
*	MEDNAX Inc.	921,608	22,533
*	NuVasive Inc.	432,899	22,515
*	Turning Point Therapeutics Inc.	594,508	22,134
*	Privia Health Group Inc.	1,027,167	21,858
*	Sarepta Therapeutics Inc.	285,018	20,399
*	Align Technology Inc.	41,048	20,317
*	Nevro Corp.	307,412	20,197
*	Neurocrine Biosciences Inc.	250,740	19,813
*	Sage Therapeutics Inc.	478,803	18,874
*	Kymera Therapeutics Inc.	441,251	18,533
*	Medpace Holdings Inc.	101,971	18,096
*	Doximity Inc. Class A	388,760	17,716
*	Cano Health Inc.	2,937,865	16,981
	Cooper Cos. Inc.	41,425	16,500
*	Arvinas Inc.	227,425	16,259
*	SpringWorks Therapeutics Inc.	289,961	16,145
*	Certara Inc.	597,540	15,972
*	Agios Pharmaceuticals Inc.	515,444	15,922
*	Heron Therapeutics Inc.	1,782,068	15,522
*	10X Genomics Inc. Class A	159,625	15,367
*	Definitive Healthcare Corp. Class A	699,500	15,305
*	STAAR Surgical Co.	208,881	15,190
*	REVOLUTION Medicines Inc.	695,291	14,963
*	Axogen Inc.	1,577,807	13,743
*	C4 Therapeutics Inc.	555,472	13,570
*	Exact Sciences Corp.	175,526	13,403
*	Illumina Inc.	38,391	13,392
*	Relay Therapeutics Inc.	576,091	12,749
*	Ionis Pharmaceuticals Inc.	397,701	12,647
*	Inspire Medical Systems Inc.	55,720	12,330
*	Y-mAbs Therapeutics Inc.	1,209,598	11,963
*	Novavax Inc.	124,653	11,680
*	Veeva Systems Inc. Class A	48,445	11,459

		Shares	Market Value ($000)
	Select Medical Holdings Corp.	481,146	11,177
*	Tenet Healthcare Corp.	148,573	11,012
*	Travere Thrapeutics Inc.	357,604	9,834
*	Alkermes plc	383,536	9,780
*	FibroGen Inc.	640,092	9,659
	Encompass Health Corp.	147,233	9,134
*	ACADIA Pharmaceuticals Inc.	401,686	9,034
*	Shockwave Medical Inc.	61,458	8,910
*	Community Health Systems Inc.	695,939	8,831
*	Schrodinger Inc.	300,396	8,516
*	Masimo Corp.	37,397	8,222
*	Agenus Inc.	2,723,138	7,516
*	Atara Biotherapeutics Inc.	459,978	7,065
*	AtriCure Inc.	97,699	6,413
*	ImmunoGen Inc.	1,135,017	6,413
*	Enanta Pharmaceuticals Inc.	107,900	6,411
	Ensign Group Inc.	80,101	6,042
*	Tivity Health Inc.	234,153	5,957
*	Seres Therapeutics Inc.	664,751	5,544
*	ModivCare Inc.	46,262	5,363
*	MacroGenics Inc.	431,583	5,330
*	Vir Biotechnology Inc.	153,456	5,268
*	Akebia Therapeutics Inc.	2,536,975	5,049
*	Option Care Health Inc.	213,416	4,988
*	CytomX Therapeutics Inc.	1,067,482	4,910
*	PTC Therapeutics Inc.	117,544	4,728
*,1	Intercept Pharmaceuticals Inc.	269,368	4,415
*	Codexis Inc.	210,481	4,315
*	Figs Inc. Class A	189,063	4,250
*	Theravance Biopharma Inc.	446,438	4,067
*	Multiplan Corp.	977,233	3,938
*	Joint Corp.	72,839	3,936
*,1	Clovis Oncology Inc.	1,912,571	3,902
*	Editas Medicine Inc. Class A	201,881	3,844
*	Viking Therapeutics Inc.	997,091	3,699
*	Fortress Biotech Inc.	1,732,308	3,621
*	Inogen Inc.	118,725	3,530
*	Intellia Therapeutics Inc.	36,592	3,461
*	Esperion Therapeutics Inc.	787,000	3,376
*	Vanda Pharmaceuticals Inc.	221,579	3,359
*	Meridian Bioscience Inc.	159,723	3,330
	US Physical Therapy Inc.	31,914	3,088
*	Alector Inc.	174,500	2,768
*	Natera Inc.	37,823	2,672
*	Beam Therapeutics Inc.	37,652	2,606
*	Ovid therapeutics Inc.	940,320	2,595
*	Sangamo Therapeutics Inc.	419,814	2,531
*	Affimed NV	592,606	2,418
*	Allscripts Healthcare Solutions Inc.	115,239	2,330
*	RadNet Inc.	89,046	2,293
*	Twist Bioscience Corp.	36,313	2,158
*	Deciphera Pharmaceuticals Inc.	248,148	2,092
*,1	Talis Biomedical Corp.	694,769	2,050
*	ICU Medical Inc.	9,472	2,021
*	Amicus Therapeutics Inc.	207,761	1,955
*	Puma Biotechnology Inc.	777,390	1,912
*,1	Cassava Sciences Inc.	40,417	1,788
*	Prothena Corp. plc	48,492	1,653

		Shares	Market Value ($000)
*	Precision BioSciences Inc.	342,301	1,633
*,1	Omeros Corp.	266,897	1,601
*	Fate Therapeutics Inc.	38,443	1,596
*	Sesen Bio Inc.	2,002,873	1,484
*	Amneal Pharmaceuticals Inc.	325,809	1,443
*	Personalis Inc.	126,241	1,438
*	Pennant Group Inc.	85,464	1,420
*	Organogenesis Holdings Inc. Class A	184,461	1,419
*	Pacific Biosciences of California Inc.	125,467	1,403
*	REGENXBIO Inc.	52,874	1,396
*	Infinity Pharmaceuticals Inc.	1,121,598	1,391
*	Inari Medical Inc.	18,699	1,375
*	Bluebird Bio Inc.	173,134	1,366
*	Cross Country Healthcare Inc.	61,627	1,326
*	Selecta Biosciences Inc.	528,838	1,322
*	Molecular Templates Inc.	424,818	1,308
*	Voyager Therapeutics Inc.	457,063	1,307
*	Allakos Inc.	187,807	1,270
	West Pharmaceutical Services Inc.	3,141	1,235
*	Lexicon Pharmaceuticals Inc.	382,691	1,213
*,1	ZIOPHARM Oncology Inc.	1,105,848	1,194
*	Quanterix Corp.	39,158	1,192
*	Kiniksa Pharmaceuticals Ltd. Class A	97,334	1,093
*	Radius Health Inc.	143,225	1,086
*	Endo International plc	337,491	1,077
*	Cutera Inc.	29,037	1,057
*	Minerva Neurosciences Inc.	1,241,858	1,025
*	Mustang Bio Inc.	864,161	1,020
*,1	Co-Diagnostics Inc.	143,082	1,016
*	Atossa Therapeutics Inc.	698,520	957
*	NextCure Inc.	171,519	955
*	Sutro Biopharma Inc.	84,721	905
*	Reata Pharmaceuticals Inc. Class A	29,797	838
*,1	Ocugen Inc.	204,196	725
*	Rapt Therapeutics Inc.	33,154	717
*	Xencor Inc.	19,574	673
*	CorVel Corp.	3,774	665
*	Spero Therapeutics Inc.	54,307	645
*	Amphastar Pharmaceuticals Inc.	27,094	626
*	Athenex Inc.	602,458	615
*,1	vTv Therapeutics Inc. Class A	820,390	588
*,1	Retractable Technologies Inc.	107,784	588
*	Precigen Inc.	216,409	558
*	Denali Therapeutics Inc.	15,820	541
*	Syros Pharmaceuticals Inc.	236,590	468
*	PAVmed Inc.	241,990	416
*	Mersana Therapeutics Inc.	84,339	402
*	Tactile Systems Technology Inc.	22,060	348
*	Cue Biopharma Inc.	46,345	342
*,1	Cortexyme Inc.	53,754	327
*	Aldeyra Therapeutics Inc.	86,259	317
			4,127,867
Industrials (19.9%)
*	Middleby Corp.	837,740	155,149
*	TriNet Group Inc.	1,566,085	133,430
*	Kirby Corp.	1,994,417	129,996
*	Clean Harbors Inc.	1,379,529	127,675
*	Trex Co. Inc.	1,316,631	120,432

		Shares	Market Value ($000)
*	Builders FirstSource Inc.	1,745,750	118,694
*	AerCap Holdings NV	1,767,122	111,329
	SPX FLOW Inc.	1,271,584	109,611
	Spirit AeroSystems Holdings Inc. Class A	2,290,099	100,375
	GATX Corp.	959,213	100,190
*	Sensata Technologies Holding plc	1,741,483	99,891
*	Fluor Corp.	4,516,658	95,031
	Matson Inc.	956,234	93,386
*	Mercury Systems Inc.	1,628,659	92,703
	Zurn Water Solutions Corp.	3,020,716	92,253
*	RBC Bearings Inc.	503,672	90,898
	Fortune Brands Home & Security Inc.	961,436	90,538
*	Sterling Check Corp.	4,332,487	86,693
	Acuity Brands Inc.	421,321	80,696
	John Bean Technologies Corp.	597,289	80,634
	Science Applications International Corp.	982,789	80,618
	Kennametal Inc.	2,283,998	78,958
	Regal Rexnord Corp.	457,646	72,528
	Ritchie Bros Auctioneers Inc.	1,167,354	71,162
	CH Robinson Worldwide Inc.	658,831	68,947
	IDEX Corp.	308,180	66,394
*	Chart Industries Inc.	521,467	63,551
*	Masonite International Corp.	634,940	63,011
	EnerSys	824,010	61,743
	TransUnion	592,363	61,085
*	Gibraltar Industries Inc.	1,063,520	58,281
*	WillScot Mobile Mini Holdings Corp.	1,565,700	57,994
*	API Group Corp.	2,579,955	57,533
[2]	Enerpac Tool Group Corp. Class A	3,138,204	56,017
*	Generac Holdings Inc.	192,370	54,321
	Rush Enterprises Inc. Class A	985,531	52,056
	Tennant Co.	654,223	50,486
*	SiteOne Landscape Supply Inc.	268,425	48,349
*	Kornit Digital Ltd.	457,222	48,036
*	GXO Logistics Inc.	579,268	47,042
	Forward Air Corp.	430,722	45,786
*	XPO Logistics Inc.	671,745	44,449
*	Axon Enterprise Inc.	303,715	42,499
*	ACV Auctions Inc. Class A	3,115,117	41,306
	Verisk Analytics Inc. Class A	197,505	38,737
	Vertiv Holdings Co. Class A	1,784,079	37,216
	Robert Half International Inc.	300,294	34,011
	ABM Industries Inc.	778,717	32,465
	HEICO Corp. Class A	275,721	30,247
*	Alight Inc. Class A	3,046,517	29,429
*	Atkore Inc.	263,450	28,395
*	United Rentals Inc.	88,430	28,308
*	Cimpress plc	398,534	26,789
*	Saia Inc.	91,951	26,140
	UFP Industries Inc.	319,983	25,554
	Rockwell Automation Inc.	87,469	25,298
	Allison Transmission Holdings Inc.	604,542	22,967
*	Shoals Technologies Group Inc. Class A	1,341,023	22,610
	Boise Cascade Co.	318,289	22,350
	JB Hunt Transport Services Inc.	114,725	22,089
	Booz Allen Hamilton Holding Corp. Class A	282,464	21,673
*	AZEK Co. Inc. Class A	652,720	21,559
	Terex Corp.	501,336	20,916

		Shares	Market Value ($000)
	EMCOR Group Inc.	174,811	20,839
*	GMS Inc.	381,052	19,502
	AGCO Corp.	157,238	18,428
*	Ameresco Inc. Class A	360,609	18,250
	Woodward Inc.	164,032	18,088
*	IAA Inc.	383,856	17,631
*	CoStar Group Inc.	250,893	17,603
	Tetra Tech Inc.	111,069	15,460
*	Kratos Defense & Security Solutions Inc.	900,850	15,098
	Applied Industrial Technologies Inc.	151,903	14,883
	GrafTech International Ltd.	1,307,787	13,706
	Allegion plc	110,219	13,527
	Landstar System Inc.	73,130	11,701
	Heartland Express Inc.	705,913	10,560
	Lincoln Electric Holdings Inc.	79,116	10,114
	Exponent Inc.	94,414	8,967
*	ASGN Inc.	72,153	8,288
	Franklin Electric Co. Inc.	86,233	7,485
	Nordson Corp.	25,243	5,870
	Textainer Group Holdings Ltd.	156,935	5,772
*	TrueBlue Inc.	216,816	5,767
	Mueller Industries Inc.	108,181	5,589
	Simpson Manufacturing Co. Inc.	49,333	5,564
*	Cornerstone Building Brands Inc.	357,860	5,278
	Pitney Bowes Inc.	854,237	5,262
	Donaldson Co. Inc.	82,675	4,602
	Kforce Inc.	64,769	4,448
	Hillenbrand Inc.	80,898	3,760
	Toro Co.	32,667	3,155
*	Meritor Inc.	134,369	3,097
*	Plug Power Inc.	138,411	3,027
	Primoris Services Corp.	114,624	2,948
*	SPX Corp.	56,049	2,925
*	GEO Group Inc.	419,912	2,826
	Graco Inc.	37,609	2,729
	Watts Water Technologies Inc. Class A	16,881	2,586
	REV Group Inc.	168,117	2,258
	Huntington Ingalls Industries Inc.	10,058	1,883
*	MYR Group Inc.	19,036	1,790
*	BlueLinx Holdings Inc.	23,050	1,651
*	Huron Consulting Group Inc.	33,314	1,470
*	JELD-WEN Holding Inc.	59,879	1,413
*	Upwork Inc.	45,391	1,235
*	First Advantage Corp.	40,283	682
	Brady Corp. Class A	12,906	670
	Argan Inc.	15,021	558
			4,367,454
Information Technology (21.4%)
*	New Relic Inc.	2,157,707	226,861
*	Five9 Inc.	1,417,986	178,241
*,2	Momentive Global Inc.	9,467,071	162,171
	Concentrix Corp.	578,923	116,358
	Power Integrations Inc.	1,329,105	107,272
*	ON Semiconductor Corp.	1,785,798	105,362
*	Guidewire Software Inc.	1,003,769	101,220
*	Silicon Laboratories Inc.	580,245	95,851
*	Viavi Solutions Inc.	5,295,361	87,162
*	Varonis Systems Inc. Class B	2,314,857	86,252

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	210,933	84,991
*	First Solar Inc.	1,033,537	81,009
*	Smartsheet Inc. Class A	1,291,652	80,367
*	GoDaddy Inc. Class A	1,039,828	78,725
*	Cadence Design Systems Inc.	508,142	77,309
*	Zendesk Inc.	760,480	74,915
*	Manhattan Associates Inc.	554,805	74,272
	Maximus Inc.	953,880	73,754
*	Tower Semiconductor Ltd.	2,005,191	68,878
	Entegris Inc.	570,704	68,393
*	Arrow Electronics Inc.	538,296	66,749
*	Informatica Inc. Class A	2,342,548	65,404
*	Jamf Holding Corp.	1,946,090	64,338
*	Teledyne Technologies Inc.	132,410	55,802
*	8x8 Inc.	3,558,496	54,623
*	Avalara Inc.	496,910	54,471
*	Semtech Corp.	745,375	52,996
*	Trimble Inc.	731,697	52,799
*	Dynatrace Inc.	898,065	49,268
*	Enphase Energy Inc.	349,954	49,158
*	Euronet Worldwide Inc.	348,898	46,714
*	PTC Inc.	401,804	46,714
*	HubSpot Inc.	93,269	45,590
*	Mandiant Inc.	2,998,704	45,250
*	Wix.com Ltd.	343,313	45,101
*	Palo Alto Networks Inc.	81,654	42,248
*,1	GLOBALFOUNDRIES Inc.	854,201	42,146
*	Envestnet Inc.	564,755	41,758
*	Tenable Holdings Inc.	785,886	40,395
	Microchip Technology Inc.	515,012	39,903
*	Fortinet Inc.	130,156	38,688
*	Tyler Technologies Inc.	81,643	38,682
*	Mimecast Ltd.	470,138	37,475
*	Black Knight Inc.	475,572	35,478
*	Fair Isaac Corp.	70,453	34,874
*	Anaplan Inc.	702,777	33,930
*	Paycor HCM Inc.	1,253,757	32,522
*	Onto Innovation Inc.	346,299	31,700
*	Everbridge Inc.	612,473	31,310
*	CyberArk Software Ltd.	224,703	30,818
*	WEX Inc.	191,392	30,810
*	Ciena Corp.	458,743	30,419
*	MongoDB Inc. Class A	73,414	29,741
*	Dropbox Inc. Class A	1,167,395	28,893
*	N-Able Inc.	2,572,165	28,705
	Jabil Inc.	462,951	28,467
*	SentinelOne Inc. Class A	635,300	28,430
*	Sprout Social Inc. Class A	401,186	27,622
*	Rapid7 Inc.	284,700	27,425
*	Aspen Technology Inc.	179,373	26,935
	National Instruments Corp.	652,976	26,916
*	Ambarella Inc.	188,616	26,435
	Cognex Corp.	393,517	26,153
*	Procore Technologies Inc.	415,400	25,987
*	Nutanix Inc. Class A	912,630	24,951
*	Globant SA	95,845	24,458
*	Pure Storage Inc. Class A	897,641	23,779
*	KnowBe4 Inc. Class A	989,238	23,663

		Shares	Market Value ($000)
*	ANSYS Inc.	69,172	23,519
*	Sumo Logic Inc.	1,916,212	22,822
*	Qualys Inc.	174,109	22,310
*	Allegro MicroSystems Inc.	783,984	22,249
	A10 Networks Inc.	1,488,904	22,036
*	Q2 Holdings Inc.	327,180	21,348
*	ChannelAdvisor Corp.	963,952	20,378
*	RingCentral Inc. Class A	113,841	20,092
	Azenta Inc.	236,296	19,929
	MKS Instruments Inc.	125,906	19,557
*	Teradata Corp.	463,530	18,699
	Belden Inc.	323,080	18,076
	TTEC Holdings Inc.	218,518	17,501
*	Workiva Inc. Class A	137,586	16,274
*	Consensus Cloud Solutions Inc.	285,591	16,193
*	Elastic NV	173,391	16,169
*	CommScope Holding Co. Inc.	1,684,847	15,821
*	Atlassian Corp. plc Class A	47,201	15,309
*	EPAM Systems Inc.	32,097	15,283
*	Alarm.com Holdings Inc.	201,482	15,025
*	Coupa Software Inc.	110,669	14,860
*	Box Inc. Class A	563,800	14,732
	SolarWinds Corp.	1,056,943	14,374
*	CommVault Systems Inc.	210,425	14,195
*	PROS Holdings Inc.	509,666	14,123
*,1	Toast Inc. Class A	616,373	14,103
*	Extreme Networks Inc.	1,106,851	14,046
*	Unity Software Inc.	133,516	14,039
*,1	Freshworks Inc. Class A	643,300	13,992
*	Ultra Clean Holdings Inc.	276,065	13,919
*	Axcelis Technologies Inc.	221,954	13,897
*	IPG Photonics Corp.	87,941	13,584
*	Paylocity Holding Corp.	65,901	13,442
*	Clear Secure Inc. Class A	516,100	12,742
*	Lattice Semiconductor Corp.	224,085	12,374
	CDW Corp.	63,762	12,054
*	Domo Inc. Class B	242,849	11,404
	Kulicke & Soffa Industries Inc.	206,097	11,271
*	Diodes Inc.	117,458	10,899
	CSG Systems International Inc.	189,827	10,776
*	SMART Global Holdings Inc.	175,318	10,056
*	Braze Inc. Class A	200,000	10,004
*	Avaya Holdings Corp.	522,648	9,523
*	Ichor Holdings Ltd.	220,818	9,367
*	Sitime Corp.	33,306	7,763
	Amkor Technology Inc.	336,946	7,420
*	Alpha & Omega Semiconductor Ltd.	160,902	7,245
*	Zuora Inc. Class A	411,505	6,843
*	MaxLinear Inc.	105,182	6,313
*	Bill.Com Holdings Inc.	32,932	6,198
*	Fabrinet	52,652	5,958
*	Unisys Corp.	289,663	5,286
*	Plantronics Inc.	188,802	5,032
*	Brightcove Inc.	524,919	4,950
*	Agilysys Inc.	127,866	4,867
*	Diebold Nixdorf Inc.	519,313	4,850
*	eGain Corp.	440,680	4,552
*	Perficient Inc.	42,798	4,486

		Shares	Market Value ($000)
*	Cohu Inc.	128,232	4,229
	Hackett Group Inc.	198,772	3,804
*	Digital Turbine Inc.	81,912	3,616
*	Yext Inc.	434,515	3,520
*	Avid Technology Inc.	110,972	3,480
*	ePlus Inc.	73,114	3,361
	Progress Software Corp.	69,342	3,156
*	Upland Software Inc.	157,583	3,089
*	Eastman Kodak Co.	752,131	2,956
*	ON24 Inc.	175,483	2,888
*	FormFactor Inc.	63,901	2,731
*	Super Micro Computer Inc.	65,149	2,640
*	Cambium Networks Corp.	103,127	2,494
*	Duck Creek Technologies Inc.	90,771	2,319
	Genpact Ltd.	45,152	2,246
*	ExlService Holdings Inc.	17,817	2,147
*	Asana Inc. Class A	38,087	1,999
*	LiveRamp Holdings Inc.	44,254	1,976
*	International Money Express Inc.	118,414	1,896
*	DigitalOcean Holdings Inc.	31,933	1,831
*	Veritone Inc.	106,753	1,683
*	MACOM Technology Solutions Holdings Inc. Class H	26,614	1,629
*	BigCommerce Holdings Inc. Series 1	42,963	1,404
*	Arlo Technologies Inc.	114,201	992
*	Grid Dynamics Holdings Inc.	34,623	923
	EVERTEC Inc.	19,857	867
*,1	MicroStrategy Inc. Class A	2,155	793
*	Turtle Beach Corp.	30,150	613
*	Mitek Systems Inc.	37,186	609
*	Flywire Corp.	19,776	557
			4,696,633
Materials (2.4%)
	Smurfit Kappa Group plc	1,917,978	101,211
	Louisiana-Pacific Corp.	1,458,820	96,924
	Methanex Corp.	2,100,088	95,554
*	Summit Materials Inc. Class A	1,830,961	65,109
	Graphic Packaging Holding Co.	1,370,758	25,921
	Ashland Global Holdings Inc.	269,000	25,835
	Balchem Corp.	162,012	23,806
	Westlake Chemical Corp.	203,589	20,084
	Steel Dynamics Inc.	293,385	16,289
	Olin Corp.	312,391	15,829
*	O-I Glass Inc.	520,515	6,928
	Trinseo plc	116,052	6,213
	Warrior Met Coal Inc.	197,595	5,177
	Chemours Co.	130,286	4,262
	Sensient Technologies Corp.	49,030	4,155
	Avery Dennison Corp.	15,281	3,139
	Orion Engineered Carbons SA	141,341	2,417
	Schnitzer Steel Industries Inc. Class A	61,147	2,393
	Innospec Inc.	8,642	803
			522,049
Other (1.3%)
[1,3]	Vanguard Small-Cap ETF	1,373,109	285,895
Real Estate (3.1%)
	PS Business Parks Inc.	711,188	118,740
[1]	VICI Properties Inc.	2,825,326	80,861

		Shares	Market Value ($000)
	Essential Properties Realty Trust Inc.	2,999,109	79,626
	Life Storage Inc.	574,578	77,539
	Douglas Emmett Inc.	2,135,110	66,658
	Phillips Edison & Co. Inc.	2,000,000	63,040
	Pebblebrook Hotel Trust	2,114,744	45,784
*	Xenia Hotels & Resorts Inc.	2,529,999	43,870
	Americold Realty Trust	1,070,900	30,467
	National Storage Affiliates Trust	264,265	16,268
	Lamar Advertising Co. Class A	133,764	14,816
	Iron Mountain Inc.	272,693	12,522
*	Redfin Corp.	195,608	5,784
	American Finance Trust Inc.	556,322	4,595
	EastGroup Properties Inc.	21,942	4,387
	Outfront Media Inc.	124,772	3,099
*	Ryman Hospitality Properties Inc.	31,560	2,790
	Alexander's Inc.	9,841	2,591
	RMR Group Inc. Class A	75,418	2,414
*	Douglas Elliman Inc.	306,322	2,377
	UMH Properties Inc.	53,595	1,265
	eXp World Holdings Inc.	42,847	1,163
	St. Joe Co.	23,313	1,131
	Tanger Factory Outlet Centers Inc.	36,494	621
			682,408
Utilities (0.4%)
	Atlantica Sustainable Infrastructure plc	2,379,746	77,651
	NRG Energy Inc.	405,793	16,203
	Brookfield Infrastructure Corp. Class A (XTSE)	54,357	3,605
			97,459
Total Common Stocks (Cost $16,536,533)			21,276,123
Preferred Stock (0.0%)
*,4	Meta Material Inc. Preference Shares (Cost $267)	181,756	236
Temporary Cash Investments (3.3%)
Money Market Fund (2.9%)
[5,6]	Vanguard Market Liquidity Fund, 0.120%	6,272,217	627,159

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.4%)
Deutsche Bank Securities Inc. 0.050%, 2/1/22 (Dated 1/31/22, Repurchase Value $89,500,000, collateralized by Ginnie Mae 1.500%–4.741%, 5/20/44–9/20/64, with a value of $91,290,000)	89,500	89,500
Total Temporary Cash Investments (Cost $716,600)		716,659
Total Investments (100.1%) (Cost $17,253,400)		21,993,018
Other Assets and Liabilities—Net (-0.1%)		(18,571)
Net Assets (100%)		21,974,447
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $88,960,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $87,387,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	4,080	412,978	(37,490)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,174,912	101,211	—	21,276,123
Preferred Stock	236	—	—	236
Temporary Cash Investments	627,159	89,500	—	716,659
Total	21,802,307	190,711	—	21,993,018
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	37,490	—	—	37,490
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2022 Market Value ($000)
Enerpac Tool Group Corp. Class A	65,557	—	—	—	(9,540)	—	—	56,017
Houghton Mifflin Harcourt Co.	90,571	683	—	—	24,397	—	—	115,651
Momentive Global Inc.	210,733	4,521	—	—	(53,083)	—	—	162,171
Vanguard Market Liquidity Fund	627,469	NA1	NA1	(22)	(37)	141	15	627,159
Vanguard Small-Cap ETF	315,115	—	—	—	(29,220)	1,498	—	285,895
Total	1,309,445			(22)	(67,483)	1,639	15	1,246,893
1	Not applicable—purchases and sales are for temporary cash investment purposes.